Plant Restructuring (narrative) (detail) (USD $)	3 Months Ended						12 Months Ended
	Mar. 31, 2015	Dec. 27, 2014	Sep. 28, 2013	Jun. 29, 2013	Mar. 31, 2013	Dec. 29, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Charges [Abstract]
Plant Restructuring	$ 487,000	$ 889,000	$ 347,000	$ 154,000	$ 987,000	$ 2,510,000	$ 1,376,000	$ 501,000	$ 3,497,000
Equipment Cost							300,000
Equipment Relocation							300,000
Severance Costs							$ 800,000